RELATED PARTY TRANSACTIONS - REVENUES COLLECTED AND SETTLED THROUGH THE CRC (Details) - CRC [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of revenues collected and settled through related parties [line items]
Passenger transportation	¥ 7,295,985	¥ 6,960,491	¥ 6,642,129
Freight transportation	1,266,122	1,105,061	1,022,025
Other transportation related services	112,267	86,883	86,199
Revenue arising from exchanges of goods or services	¥ 8,674,374	¥ 8,152,435	¥ 7,750,353